Unaudited Quarterly Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 4,026,000		$ 4,302,000		$ 4,044,000		$ 4,648,000		$ 3,773,000		$ 4,176,000		$ 3,582,000		$ 3,826,000		$ 17,020,000	$ 15,357,000	$ 14,945,000
Operating Income	499,000	[1]	925,000		767,000		1,041,000		678,000	[2],[3]	875,000	[4]	547,000	[5]	755,000		3,232,000	2,855,000	2,656,000
Net Income	192,000	[1]	494,000		391,000		561,000		347,000	[2],[3]	434,000	[4]	339,000	[5],[6]	364,000		1,638,000	1,484,000	1,262,000
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders	191,000		493,000		390,000		560,000		346,000	[2],[3]	433,000	[4]	338,000	[5],[6]	363,000		1,634,000	1,480,000	1,259,000
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Total Basic Earnings Per Share Attributable to AEP Common Shareholders	$ 0.39	[7]	$ 1.01	[7]	$ 0.80	[7]	$ 1.15	[7]	$ 0.71	[7]	$ 0.89	[7]	$ 0.69	[7]	$ 0.75	[7]	$ 3.34	$ 3.04	$ 2.60
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Total Diluted Earnings Per Share Attributable to AEP Common Shareholders	$ 0.39	[7]	$ 1.01	[7]	$ 0.80	[7]	$ 1.15	[7]	$ 0.71	[7]	$ 0.89	[7]	$ 0.69	[7]	$ 0.75	[7]	$ 3.34	$ 3.04	$ 2.60
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	81,000	54,000
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	735,135		709,884		694,668		913,391		869,675		849,733		746,504		951,494		3,053,078	3,417,406	3,276,931
Operating Income	107,263		130,236		110,677		220,010		101,954	[2]	147,692		92,072		164,560		568,186	506,278	597,460
Net Income	28,559		48,758		36,247		101,851		30,176	[2]	62,625		29,862		70,548		215,415	193,211	257,503
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	10,681	7,083
Indiana Michigan Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	531,141		542,863		533,876		641,854		595,100		638,865		549,501		583,393		2,249,734	2,366,859	2,200,111
Operating Income	39,234		62,851		57,133		146,024		60,734		102,364		77,533		81,230		305,242	321,861	247,694
Net Income	14,598		26,626		27,334		87,089		35,413		57,880		40,754		43,457		155,647	177,504	118,457
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	28,740	(9,152)
Ohio Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	871,370	[8]	839,197	[8]	786,161	[8]	880,192	[8]	1,146,655		1,279,176		1,102,994		1,233,790		3,376,920	4,762,615	4,928,196
Operating Income	99,086	[8]	104,679	[8]	114,021	[8]	115,719	[8]	162,418		312,795		73,072	[5]	244,813		433,505	793,098	676,947
Net Income	45,053	[8]	54,060	[8]	56,535	[8]	60,774	[8]	80,249		178,901		21,056	[5]	129,774		216,422	409,980	343,534
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	10	53,208
Public Service Co Of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	314,385		416,991		318,815		301,385		297,463		411,083		324,687		262,289		1,351,576	1,295,522	1,232,938
Operating Income	27,214		87,414		48,878		25,326		23,380		95,832		58,471		33,552		188,832	211,235	230,950
Net Income	10,946		45,086		22,449		8,448		4,575		51,096		28,432		13,693		86,929	97,796	114,141
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	14,055	(19)
Southwestern Electric Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	424,753		531,771		449,283		440,590		428,380		552,933		420,173		394,317		1,846,397	1,795,803	1,577,834
Operating Income	45,998		133,131		78,787		64,726		163,813	[3]	52,359	[9]	77,032		50,639		322,642	343,843	275,896
Net Income	14,227		74,547		32,823		22,962		104,124	[3]	7,920	[9]	30,227		11,548		144,559	153,819	202,513
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders																	140,369	149,811	198,891
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	$ 2,710	$ 3,209

[1]	Includes termination of a coal contract and a KPCo regulatory disallowance (see Note 4).
[2]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[3]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[4]	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).
[5]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).
[6]	Includes U.K. Windfall Tax benefit (see Note 12).
[7]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[8]	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that powerto customers.
[9]	Includes a regulatory disallowance for the Turk Plant (see Note 4).